Trademarks, Goodwill and Other Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Trademarks and other intangibles, net consist of the following:

	March 31, 2015	December 31, 2014
Trademarks	$96,676,000	$96,662,000
Licensing agreements	2,000,000	2,000,000
Non-compete agreement	562,000	562,000
Copyrights and other intellectual property	190,000	190,000
Accumulated amortization	(1,892,000)	(1,735,000)
Net carrying amount	$97,536,000	$97,679,000

Trademarks, and other intangibles, net consist of the following:

	December 31,
	2014	2013
Trademarks	$96,662,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Non-compete agreement	562,000	—
Copyrights and other intellectual property	190,000	—
Accumulated amortization, licensing and non-compete agreements	(1,735,000)	(1,192,000)
Net carrying amount	$97,679,000	$45,308,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents amortization expense over the remaining useful lives of the definite lived intangible assets:

Year Ending December 31,	Amortization Expense
2015	$378,000
2016	99,000
2017	99,000
2018	99,000
2019	99,000
Thereafter	243,000
Total	$1,017,000